UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21670

Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 94.5%

Security	Shares	Value
Aerospace & Defense — 5.4%
Alliant Techsystems, Inc. (2)	42,174	$3,961,826
Boeing Co. (The)	31,886	1,828,662
General Dynamics Corp.	82,756	6,092,497
Lockheed Martin Corp.	64,235	7,044,652
Precision Castparts Corp.	40,892	3,221,472
Raytheon Co.	146,373	7,832,419
United Technologies Corp.	168,710	10,132,723
		$40,114,251
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	60,378	$3,076,863
		$3,076,863
Auto Components — 1.0%
Johnson Controls, Inc.	241,266	$7,317,598
		$7,317,598
Beverages — 2.1%
Coca-Cola Co. (The)	69,821	$3,692,134
PepsiCo, Inc.	170,094	12,122,599
		$15,814,733
Biotechnology — 2.5%
Amgen, Inc. (2)	128,447	$7,613,054
BioMarin Pharmaceutical, Inc. (2)	121,176	3,209,952
Cephalon, Inc. (2)	48,245	3,738,505
Genzyme Corp. (2)	23,114	1,869,691
Onyx Pharmaceuticals, Inc. (2)	63,672	2,303,653
		$18,734,855
Capital Markets — 1.3%
Affiliated Managers Group, Inc. (2)	36,517	$3,025,433
Goldman Sachs Group, Inc.	11,590	1,483,520
Invesco, Ltd.	46,828	982,451
Julius Baer Holding AG	39,750	1,981,986
T. Rowe Price Group, Inc.	33,828	1,816,902
		$9,290,292
Chemicals — 1.8%
E.I. Du Pont de Nemours & Co.	28,434	$1,145,890
Ecolab, Inc.	57,273	2,778,886
Monsanto Co.	32,125	3,179,732
PPG Industries, Inc.	112,551	6,563,974
		$13,668,482
Commercial Banks — 0.7%
Banco Itau Holding Financiera SA ADR	126,849	$2,219,853
Toronto-Dominion Bank	48,885	2,981,496
		$5,201,349
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	218,590	$6,883,399
		$6,883,399
Communications Equipment — 4.8%
Cisco Systems, Inc. (2)	459,336	$10,362,620
Harris Corp.	86,989	4,018,892
Juniper Networks, Inc. (2)	142,987	3,012,736

QUALCOMM, Inc.	197,106	$8,469,645
Research In Motion, Ltd. (2)	79,227	5,411,204
Riverbed Technology, Inc. (2)	315,142	3,945,578
		$35,220,675
Computer Peripherals — 5.2%
Apple, Inc. (2)	49,882	$5,669,588
Hewlett-Packard Co.	290,254	13,421,345
International Business Machines Corp.	101,804	11,906,996
NetApp, Inc. (2)	160,547	2,926,772
Seagate Technology	177,925	2,156,451
Western Digital Corp. (2)	106,128	2,262,649
		$38,343,801
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc. (2)	35,222	$1,912,907
		$1,912,907
Distributors — 0.3%
LKQ Corp. (2)	125,928	$2,136,998
		$2,136,998
Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	79,668	$3,720,496
		$3,720,496
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	70,297	$1,962,692
		$1,962,692
Electric Utilities — 0.6%
E.ON AG	52,884	$2,656,059
Edison International	45,388	1,810,981
		$4,467,040
Electrical Equipment — 1.9%
Cooper Industries, Ltd., Class A	67,243	$2,686,358
Emerson Electric Co.	152,043	6,201,834
JA Solar Holdings Co., Ltd. ADR (2)	190,096	2,011,216
Suntech Power Holdings Co., Ltd. ADR (2)	86,677	3,109,104
		$14,008,512
Electronic Equipment, Instruments & Components — 1.4%
Agilent Technologies, Inc. (2)	234,002	$6,940,499
Amphenol Corp., Class A	83,336	3,345,107
		$10,285,606
Energy Equipment & Services — 2.6%
Diamond Offshore Drilling, Inc.	53,342	$5,497,427
NATCO Group, Inc., Class A (2)	78,790	3,165,782
Schlumberger, Ltd.	30,778	2,403,454
Transocean, Inc. (2)	45,169	4,961,363
Willbros Group, Inc. (2)	128,975	3,417,837
		$19,445,863
Food & Staples Retailing — 2.2%
CVS Caremark Corp.	104,033	$3,501,751
Safeway, Inc.	189,151	4,486,662
Wal-Mart Stores, Inc.	122,896	7,360,241
Whole Foods Market, Inc.	81,353	1,629,501
		$16,978,155
Food Products — 2.2%
Cadbury PLC ADR	111,907	$4,581,473
Nestle SA	131,270	5,688,092
Nestle SA ADR	137,445	5,765,818
		$16,035,383

Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	83,500	$5,480,105
Becton, Dickinson and Co.	22,045	1,769,332
Boston Scientific Corp. (2)	281,857	3,458,385
Heartware, Ltd. (2)	5,242,244	2,589,140
Medtronic, Inc.	65,420	3,277,542
Thoratec Corp. (2)	509,796	13,382,145
West Pharmaceutical Services, Inc.	61,599	3,007,263
Zimmer Holdings, Inc. (2)	39,114	2,525,200
		$35,489,112
Health Care Providers & Services — 1.8%
Aetna, Inc.	67,154	$2,424,931
DaVita, Inc. (2)	47,283	2,695,604
Fresenius Medical Care AG & Co. KGaA ADR	50,002	2,597,104
UnitedHealth Group, Inc.	53,599	1,360,879
VCA Antech, Inc. (2)	140,429	4,138,443
		$13,216,961
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	115,044	$7,098,215
		$7,098,215
Household Products — 2.4%
Colgate-Palmolive Co.	132,315	$9,969,935
Kimberly-Clark Corp.	53,554	3,472,441
Procter & Gamble Co.	65,083	4,535,634
		$17,978,010
Independent Power Producers & Energy Traders — 0.9%
NRG Energy, Inc. (2)	264,067	$6,535,658
		$6,535,658
Industrial Conglomerates — 0.9%
General Electric Co.	270,958	$6,909,429
		$6,909,429
Insurance — 2.6%
Assurant, Inc.	39,551	$2,175,305
Berkshire Hathaway, Inc., Class A (2)	72	9,403,200
Chubb Corp.	42,654	2,341,705
Lincoln National Corp.	48,838	2,090,755
MetLife, Inc.	31,451	1,761,256
Travelers Companies, Inc. (The)	32,036	1,448,027
		$19,220,248
Internet Software & Services — 4.3%
Akamai Technologies, Inc. (2)	278,180	$4,851,459
Ariba, Inc. (2)	196,392	2,775,019
Google, Inc., Class A (2)	29,619	11,863,002
Omniture, Inc. (2)	279,498	5,131,583
VeriSign, Inc. (2)	263,886	6,882,147
		$31,503,210
IT Services — 2.8%
Accenture, Ltd., Class A	205,065	$7,792,470
MasterCard, Inc., Class A	27,797	4,929,242
Paychex, Inc.	85,648	2,828,953
Visa, Inc., Class A	85,873	5,271,743
		$20,822,408
Leisure Equipment & Products — 0.5%
Mattel, Inc.	195,696	$3,530,356
		$3,530,356
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc. (2)	122,120	$6,716,600
		$6,716,600

Machinery — 2.2%
Danaher Corp.	76,443	$5,305,144
Eaton Corp.	101,215	5,686,259
Illinois Tool Works, Inc.	54,589	2,426,481
Titan International, Inc.	142,663	3,041,575
		$16,459,459
Media — 3.9%
Comcast Corp., Class A	795,931	$15,624,126
DISH Network Corp., Class A (2)	72,262	1,517,502
News Corp., Class A	137,304	1,646,275
Omnicom Group, Inc.	93,873	3,619,743
Time Warner, Inc.	510,836	6,697,060
		$29,104,706
Metals & Mining — 1.0%
BHP Billiton, Ltd. ADR	35,523	$1,846,841
Cleveland-Cliffs, Inc.	22,559	1,194,273
Companhia Vale do Rio Doce ADR	89,920	1,721,968
Freeport-McMoRan Copper & Gold, Inc., Class B	15,523	882,483
Nucor Corp.	40,853	1,613,693
		$7,259,258
Multiline Retail — 0.5%
Nordstrom, Inc.	127,465	$3,673,541
		$3,673,541
Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	56,028	$1,837,158
		$1,837,158
Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	111,509	$5,409,302
ConocoPhillips	62,455	4,574,829
Exxon Mobil Corp.	89,292	6,934,417
Hess Corp.	54,495	4,472,950
Niko Resources, Ltd.	42,877	2,307,179
Occidental Petroleum Corp.	99,316	6,996,812
Patriot Coal Corp. (2)	54,104	1,571,721
Range Resources Corp.	66,677	2,858,443
XTO Energy, Inc.	139,154	6,473,444
		$41,599,097
Personal Products — 1.6%
Chattem, Inc. (2)	93,273	$7,292,083
Estee Lauder Cos., Inc., Class A	83,380	4,161,496
		$11,453,579
Pharmaceuticals — 3.8%
Abbott Laboratories	80,086	$4,611,352
Johnson & Johnson	126,985	8,797,521
Merck & Co., Inc.	99,011	3,124,787
Novartis AG ADR	59,933	3,166,860
Shire PLC ADR	89,774	4,286,708
Teva Pharmaceutical Industries, Ltd., ADR	88,874	4,069,540
		$28,056,768
Professional Service — 0.3%
Robert Half International, Inc.	76,912	$1,903,572
		$1,903,572
Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	26,061	$2,564,924
Boston Properties, Inc.	14,127	1,323,135
		$3,888,059
Road & Rail — 0.4%
JB Hunt Transport Services, Inc.	87,191	$2,909,564
		$2,909,564

Semiconductors & Semiconductor Equipment — 2.8%
ASML Holding NV	238,438	$4,198,893
Atheros Communications, Inc. (2)	107,965	2,545,815
KLA-Tencor Corp.	251,487	7,959,564
Maxim Integrated Products, Inc.	324,900	5,880,690
		$20,584,962
Software — 5.1%
Concur Technologies, Inc. (2)	88,280	$3,377,593
Electronic Arts, Inc. (2)	90,756	3,357,064
McAfee, Inc. (2)	124,928	4,242,555
Microsoft Corp.	813,122	21,702,226
Oracle Corp. (2)	233,763	4,747,727
		$37,427,165
Specialty Retail — 2.3%
Best Buy Co., Inc.	125,451	$4,704,413
Home Depot, Inc.	157,275	4,071,850
Staples, Inc.	368,928	8,300,880
		$17,077,143
Tobacco — 2.2%
Philip Morris International, Inc.	262,527	$12,627,549
UST, Inc.	49,982	3,325,802
		$15,953,351
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	153,366	$5,097,886
		$5,097,886
Total Common Stocks (identified cost $801,046,860)		$697,925,425

Short-Term Investments — 6.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.18% (3)	$48,929	$48,928,793
Total Short-Term Investments (identified cost $48,928,793)		$48,928,793
Total Investments — 101.1% (identified cost $849,975,653)		$746,854,218

Covered Call Options Written — (1.1)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Abbott Laboratories	475	$60.00	10/18/08	$(30,875)
Accenture, Ltd., Class A	760	40.00	11/22/08	(83,600)
Aetna, Inc.	235	35.00	10/18/08	(56,400)
Affiliated Managers Group, Inc.	195	95.00	12/20/08	(85,800)
Agilent Technologies, Inc.	1,770	37.50	11/22/08	(19,470)
Akamai Technologies, Inc.	1,360	35.00	11/22/08	(6,800)
Alliant Techsystems, Inc.	105	105.00	11/22/08	(9,975)
Amgen, Inc.	910	65.00	10/18/08	(33,670)
Amphenol Corp., Class A	390	50.00	10/18/08	(11,700)
Anadarko Petroleum Corp.	200	60.00	11/22/08	(24,000)
Apple, Inc.	160	155.00	1/17/09	(72,000)
Ariba, Inc.	1,150	17.50	11/22/08	(46,000)
ASML Holding NV	1,315	25.00	10/18/08	(13,150)
Assurant, Inc.	185	60.00	12/20/08	(44,400)
AT&T, Inc.	255	35.00	10/18/08	(765)
Atheros Communications, Inc.	460	35.00	12/20/08	(4,600)
AvalonBay Communities, Inc.	105	95.00	10/18/08	(38,850)
Banco Itau Holding Financiera SA ADR	470	20.00	12/20/08	(44,650)

Baxter International, Inc.	360	70.00	10/18/08	$(16,200)
Becton, Dickinson and Co.	105	85.00	12/20/08	(23,362)
Best Buy Co., Inc.	580	45.00	12/20/08	(37,700)
BHP Billiton, Ltd. ADR	200	85.00	11/22/08	(5,000)
BioMarin Pharmaceutical, Inc.	340	30.00	10/18/08	(12,240)
Boeing Co. (The)	155	65.00	11/22/08	(21,700)
Boston Properties, Inc.	90	100.00	10/18/08	(12,600)
Boston Scientific Corp.	1,050	12.50	11/22/08	(89,250)
Cephalon, Inc.	345	80.00	10/18/08	(36,225)
CH Robinson Worldwide, Inc.	155	55.00	11/22/08	(27,900)
Chattem, Inc.	225	65.00	12/20/08	(331,875)
Chubb Corp.	255	50.00	10/18/08	(139,995)
Cisco Systems, Inc.	920	22.00	10/18/08	(115,920)
Coca-Cola Co. (The)	145	52.50	11/22/08	(34,800)
Colgate-Palmolive Co.	400	70.00	11/22/08	(252,000)
Comcast Corp., Class A	2,890	20.00	10/18/08	(173,400)
Concur Technologies, Inc.	515	45.00	10/18/08	(15,450)
ConocoPhillips	355	85.00	11/22/08	(51,475)
CVS Caremark Corp.	575	40.00	11/22/08	(20,125)
Danaher Corp.	764	85.00	12/20/08	(40,110)
DaVita, Inc.	300	55.00	10/18/08	(87,000)
Diamond Offshore Drilling, Inc.	175	115.00	12/20/08	(84,875)
DISH Network Corp., Class A	280	30.00	12/20/08	(5,600)
E.I. Du Pont de Nemours & Co.	120	45.00	10/18/08	(3,600)
Eaton Corp.	230	75.00	10/18/08	(2,990)
Ecolab, Inc.	335	45.00	10/18/08	(127,300)
Edison International	125	45.00	1/17/09	(13,125)
Electronic Arts, Inc.	410	50.00	12/20/08	(16,400)
Emerson Electric Co.	585	50.00	12/20/08	(23,400)
Estee Lauder Cos., Inc., Class A	230	45.00	10/18/08	(121,210)
Exxon Mobil Corp.	120	80.00	1/17/09	(55,200)
Freeport-McMoRan Copper & Gold, Inc., Class B	30	90.00	11/22/08	(2,700)
General Dynamics Corp.	440	90.00	11/22/08	(14,300)
General Electric Co.	550	29.00	12/20/08	(47,850)
Goldman Sachs Group, Inc.	55	185.00	10/18/08	(1,760)
Google, Inc., Class A	95	500.00	12/20/08	(112,100)
Harris Corp.	315	50.00	11/22/08	(48,825)
Hess Corp.	245	105.00	11/22/08	(63,700)
Hewlett-Packard Co.	1,430	45.00	11/22/08	(500,500)
Home Depot, Inc.	1,150	27.50	11/22/08	(152,950)
Illinois Tool Works, Inc.	320	50.00	12/20/08	(32,000)
International Business Machines Corp.	810	130.00	10/18/08	(36,450)
JA Solar Holdings Co., Ltd. ADR	565	15.00	12/20/08	(45,200)
Jacobs Engineering Group, Inc.	290	85.00	10/18/08	(1,450)
JB Hunt Transport Services, Inc.	575	35.00	11/22/08	(120,750)
Johnson & Johnson	1,269	70.00	10/18/08	(139,590)
Johnson Controls, Inc.	830	30.00	10/18/08	(99,600)
JPMorgan Chase & Co.	245	37.50	12/20/08	(264,600)
Juniper Networks, Inc.	495	23.00	10/18/08	(19,800)
KLA-Tencor Corp.	405	35.00	12/20/08	(58,725)
Lincoln National Corp.	155	50.00	10/18/08	(28,675)
LKQ Corp.	955	22.50	11/22/08	(47,750)
Lockheed Martin Corp.	490	115.00	12/20/08	(252,350)
MasterCard, Inc., Class A	180	290.00	10/18/08	(2,700)
Mattel, Inc.	1,385	22.50	10/18/08	(6,925)
McAfee, Inc.	820	40.00	12/20/08	(61,500)
McDonald’s Corp.	1,150	65.00	1/17/09	(264,500)
Medtronic, Inc.	375	55.00	10/18/08	(5,625)
Merck & Co., Inc.	190	35.00	1/17/09	(6,175)
MetLife, Inc.	95	55.00	12/20/08	(27,550)
Microsoft Corp.	2,965	28.00	10/18/08	(130,460)
Monsanto Co.	250	120.00	10/18/08	(18,750)
NATCO Group, Inc., Class A	615	55.00	10/18/08	(12,300)
NetApp, Inc.	895	25.00	12/20/08	(15,663)
News Corp., Class A	275	15.00	1/17/09	(5,500)
Nordstrom, Inc.	595	35.00	10/18/08	(8,925)

Novartis AG ADR	335	55.00	10/18/08	$(13,400)
NRG Energy, Inc.	1,635	45.00	12/20/08	(24,525)
Nucor Corp.	130	62.50	10/18/08	(1,950)
Occidental Petroleum Corp.	260	80.00	11/22/08	(78,000)
Omnicom Group, Inc.	515	45.00	10/18/08	(5,150)
Omniture, Inc.	720	20.00	12/20/08	(118,800)
Onyx Pharmaceuticals, Inc.	270	40.00	11/22/08	(59,400)
Oracle Corp.	1,090	20.00	12/20/08	(190,750)
Paychex, Inc.	440	35.00	10/18/08	(14,300)
PepsiCo, Inc.	735	67.50	10/18/08	(316,050)
Philip Morris International, Inc.	2,625	55.00	12/20/08	(223,125)
Precision Castparts Corp.	165	100.00	12/20/08	(26,400)
Procter & Gamble Co.	175	62.50	10/18/08	(126,875)
Public Service Enterprise Group, Inc.	140	40.00	12/20/08	(3,500)
QUALCOMM, Inc.	1,971	50.00	10/18/08	(35,478)
Range Resources Corp.	70	45.00	12/20/08	(35,700)
Raytheon Co.	560	60.00	11/22/08	(50,400)
Research In Motion, Ltd.	315	110.00	12/20/08	(32,760)
Riverbed Technolgoy, Inc.	2,485	17.50	12/20/08	(111,825)
Robert Half International, Inc.	769	30.00	12/20/08	(46,140)
Rogers Communications, Inc., Class B	945	40.00	10/18/08	(14,175)
Safeway, Inc.	590	30.00	12/20/08	(17,700)
Schlumberger, Ltd.	150	100.00	11/22/08	(15,750)
Seagate Technology	800	17.50	12/20/08	(8,000)
Shire PLC ADR	290	50.00	10/18/08	(23,200)
Staples, Inc.	2,780	25.00	12/20/08	(250,200)
T. Rowe Price Group, Inc.	210	55.00	10/18/08	(128,100)
Teva Pharmaceutical Industries, Ltd., ADR	415	47.50	12/20/08	(60,590)
Thermo Fisher Scientific, Inc.	1,221	60.00	12/20/08	(152,625)
Time Warner, Inc.	2,965	15.00	10/18/08	(59,300)
Titan International, Inc.	760	40.00	10/18/08	(66,500)
Toronto-Dominion Bank	235	60.00	10/18/08	(41,125)
Transocean, Inc.	135	140.00	11/22/08	(12,825)
Travelers Companies, Inc. (The)	130	45.00	10/18/08	(18,850)
United Technologies Corp.	745	70.00	11/22/08	(44,700)
UnitedHealth Group, Inc.	200	35.00	10/18/08	(1,500)
VCA Antech, Inc.	785	30.00	12/20/08	(168,775)
VeriSign, Inc.	1,320	35.00	12/20/08	(56,100)
Visa, Inc., Class A	320	75.00	12/20/08	(58,880)
Wal-Mart Stores, Inc.	640	62.50	12/20/08	(142,720)
Waste Management, Inc.	1,170	37.50	10/18/08	(11,700)
West Pharmaceutical Services, Inc.	615	50.00	12/20/08	(147,600)
Western Digital Corp.	265	30.00	1/17/09	(15,900)
Whole Foods Market, Inc.	245	24.00	11/22/08	(10,045)
Willbros Group, Inc.	935	45.00	12/20/08	(98,175)
XTO Energy, Inc.	415	55.00	11/22/08	(74,700)
Zimmer Holdings, Inc.	150	75.00	12/20/08	(13,500)
Total Covered Call Options Written (premiums received $19,418,974)				$(8,510,693)
Other Assets, Less Liabilities — 0.0%				$57,416
Net Assets — 100.0%				$738,400,941

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for options written.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $1,050,929.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$853,434,155
Gross unrealized appreciation	$17,265,327
Gross unrealized depreciation	(123,845,264)
Net unrealized depreciation	$(106,579,937)

Written call options activity for the fiscal year to date ended September 30, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	113,762	$26,747,863
Options written	320,517	73,889,510
Options terminated in closing purchase transactions	(297,866)	(69,598,118)
Options exercised	(32,442)	(7,630,572)
Options expired	(23,797)	(3,989,709)
Outstanding, end of period	80,174	$19,418,974

At September 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$733,938,940	$(8,510,693)
Level 2	Other Significant Observable Inputs	12,915,278	—
Level 3	Significant Unobservable Inputs	—	—
Total		$746,854,218	$(8,510,693)

*Other financial instruments are written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008